SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there no reportable subsequent events to be disclosed.

NOTE 14 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

FORMATION OF STEVIA TECHNEW LIMITED

On April 28, 2012, Hero Tact Limited, a wholly-owned subsidiary of Stevia Asia which was incorporated under the laws of Hong Kong, changed its name to Stevia Technew Limited ("Stevia Technew"). Stevia Technew is intended to facilitate a joint venture relationship with the Company's technology partner, Guangzhou Health China Technology Development Company Limited, operating under the trade name Tech-New Bio-Technology ("TechNew") and its affiliates Technew Technology Limited.

ISSUANCE OF CONVERTIBLE NOTE

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

ENTRY INTO ENGAGEMENT AGREEMENT - GARDEN STATE SECURITIES INC.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc ("GSS") respect to the engagement of GSS to act as a selling/placement agent for the Company.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged GSS to review the business and operation of the Company and its historical and projected financial condition, advise Company of "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contact for the Company possible financing sources.

(II) TERM

GSS shall act as the Company's exclusive placement agent the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(III) COMPENSATION

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investor's warrant exercise price of the Securities Financing or the price of the Securities Financing if no warrants are issued to investors. The Company will also pay, at closing, the expense of GSS's legal counsel pursuant to the Securities Financing and/or Shelf equal to $25,000 for Securities Financing and/or Shelf resulting in equal to or greater than $500,000 of gross proceeds to the Company, and $18,000 for a Securities Financing and/or Shelf resulting in less than $500,000 of gross proceeds to the Company. In addition, the Company shall cause, at its cost and expense, the "Blue sky filing" and Form D in due and proper form and substance and in a timely manner.